Document and Entity Information	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity File Number	001-37986
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Central Index Key	0001683695
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4219082
Entity Address, Address Line One	9480 South Dixie Highway
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	305
Local Phone Number	671-8000
Title of 12(b) Security	Common stock ($0.0001 par value)
Trading Symbol	IMXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false